Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 2,230,000	$ 1,920,000	$ 4,150,000
Black Fox Complex
Total	190,000	170,000	360,000
Gold Bar 306
Total	1,190,000	60,000	1,250,000
Gold Bar 307
Total		410,000	410,000
Gold Bar South 317
Total		30,000	30,000
Tonkin 101
Total		230,000	230,000
Cornerstone 207
Total		10,000	10,000
Slaven Canyon 313
Total		10,000	10,000
South Midas 315
Total		20,000	20,000
New Pass 310
Total		20,000	20,000
Elder Creek: East Marigold 215
Total		10,000	10,000
Elder Creek: BMX Humboldt/Lander 202
Total		80,000	80,000
Fenix
Total	$ 850,000	$ 870,000	$ 1,720,000